Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value	$ 347,332	$ 353,066
Reported Value Measurement [Member]
Cash and short-term investments	104,092	60,156
Fair Value	347,332	353,066
Federal Home Loan Bank stock	4,288	2,978
Loans held for sale	10,076
Loans, net	961,696	774,249
Deposits	1,293,742	1,085,125
Subordinated debentures	24,229	24,229
Other borrowed money	61,563	44,000
Estimate of Fair Value Measurement [Member]
Cash and short-term investments	104,092	60,156
Fair Value	347,332	353,066
Federal Home Loan Bank stock	4,288	2,978
Loans held for sale	10,076
Loans, net	938,475	769,809
Deposits	1,294,506	1,086,503
Subordinated debentures	24,229	24,229
Other borrowed money	60,585	44,032
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and short-term investments	104,092	60,156
Fair Value
Federal Home Loan Bank stock
Loans held for sale
Loans, net
Deposits
Subordinated debentures
Other borrowed money
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and short-term investments
Fair Value	345,310	351,057
Federal Home Loan Bank stock	4,288	2,978
Loans held for sale	10,076
Loans, net
Deposits	1,294,506	1,086,503
Subordinated debentures	24,229	24,229
Other borrowed money	60,585	44,032
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and short-term investments
Fair Value	2,022	2,009
Federal Home Loan Bank stock
Loans held for sale
Loans, net	938,475	769,809
Deposits
Subordinated debentures
Other borrowed money